Equity-settled share-based transactions (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of number and aggregate fair value of RSU
The number of RSUs and aggregate fair value of RSUs granted to certain employees, directors and third parties under Prenetics 2022 Plan were as follows,

Grant date	Number of RSUs	Closing price per ordinary share less subscription price per ordinary share	Aggregate fair value of the RSUs
On May 18, 2022	144,522	$7.64	$1,104
On June 30, 2022	2,446,557	4.04	9,884
On December 31, 2022	946,330	2.00	1,893
On February 1, 2023	66,666	1.49	99
On June 23, 2023	16,486,108	0.90	14,875
On June 30, 2023	2,403,529	0.79	1,903
On December 31, 2023	7,928	3.39	27
On June 3, 2024	176,902	5.43	960
On June 28, 2024	24,590	5.92	146
On June 30, 2024	75,665	4.69	355
On July 2, 2024	38,800	4.26	165
On July 15, 2024	20,833	3.17	66
On August 1, 2024	13,971	5.60	78
On August 22, 2024	26,786	2.50	67
On September 9, 2024	20,576	4.59	94
On October 7, 2024	30,364	2.13	65
On December 31, 2024	15,805	5.80	92

Schedule of number and weighted average exercise prices of RSU and share options
The number and weighted average exercise prices of the RSUs are as follows:

	2024		2023
	Weighted average exercise price	Number of RSUs	Weighted average exercise price	Number of RSUs
Balance at January 1	$0.06	11,081,359	$0.01	2,360,267
Granted	0.91	444,292	0.03	18,964,231
Cancelled	0.64	(649,689)	0.001	(9,364,807)
Exercised	0.24	(969,254)	0.004	(878,332)
Outstanding balance at December 31	$0.06	9,906,708	$0.06	11,081,359
Exercisable balance at December 31	$0.065	3,920,731	$0.001	180,194
The number and weighted average exercise prices of the RSUs are as follows:

	2024		2023
	Weighted average exercise price	Number of RSUs	Weighted average exercise price	Number of RSUs
Balance at January 1	$0.01	834,947	$0.01	1,690,766
Exercised	n/a	—	0.01	(829,459)
Forfeited	n/a	—	0.01	(26,360)
Outstanding balance at December 31	$0.01	834,947	$0.01	834,947
Exercisable balance at December 31	$0.01	834,947	$0.01	283,338

Schedule of details of the restricted share units outstanding
Details of the RSUs outstanding at December 31, 2024 and 2023 are as follows:

	Number of instruments
	2024	2023
RSUs granted to directors	821,111	821,111
RSUs granted to employees	2,126	2,126
RSUs granted to third parties	11,710	11,710
	834,947	834,947

Schedule of fair value of RSUs and assumptions

2021
Fair value of RSUs and key assumptions
Fair value at measurement date	$13.89 - $18.91
Share price	$13.89 - $18.91
Exercise price	$0.01
Expected volatility	41.03% - 44.26%
Expected option life	1 year
Expected dividends	nil
Risk-free interest rate	1% - 1.13%
Likelihood of achieving a redemption event	5%
Likelihood of achieving a liquidity event	5%

Schedule of number and weighted average exercise prices of share options
The number and weighted average exercise prices of the share options granted by ACT Genomics are as follows:

	2024		2023
	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options
Balance at January 1	$0.01	800,998	$0.01	1,280,998
Granted	0.01	8,364,000	0.01	50,000
Cancelled	0.01	(511,667)	0.01	(93,333)
Exercised	0.01	(2,176,333)	0.01	(436,667)
Outstanding balance at December 31	$0.01	6,476,998	$0.01	800,998
Exercisable balance at December 31	$0.01	1,517,465	$0.01	605,999

Schedule of stock option performance, share options granted during the year	The assumptions that the Group used to determine the grant-date fair value of share options granted during the years end December 31, 2024 and 2023 are as follows:

	2024	2023
Fair value at measurement date ($ cents)	32.6	32.7
Share price ($ cents)	32.6	32.7
Exercise price ($)	0.01	0.01
Expected option life	10 years	10 years
Risk-free interest rate	3.85%	3.77%
Expected volatility	62.60% - 62.88%	55.58%
Expected dividend yield	0%	0%
Expected probability of a liquidation event	0%	1.22%